Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock liability, shares	13,835	13,835
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		45,350,000	45,350,000
Common stock, shares issued			5,845
Common stock, shares outstanding			5,845
Series C Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,853	2,853	2,853
Preferred stock, shares issued	2,537	2,853	2,853
Preferred stock, shares outstanding	2,537	2,853	2,853
Preferred stock, liquidation preference (in Dollars)	$ 2,537,000	$ 2,853,000	$ 2,853,000
Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	12,580	12,580	12,580
Preferred stock, shares issued	1,429	1,894	1,894
Preferred stock, shares outstanding	1,429	1,894	1,894
Preferred stock, liquidation preference (in Dollars)	$ 1,429,000	$ 1,894,000	$ 1,894,000
Series B Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	626	626	626
Preferred stock, shares issued	198	273	273
Preferred stock, shares outstanding	198	273	273
Preferred stock, liquidation preference (in Dollars)	$ 198,000	$ 273,000	$ 273,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	5,169,723	2,415,883	2,415,883
Common stock, shares outstanding	5,169,723	2,415,883	2,415,883
Series Seed
Convertible preferred stock, shares authorized			5,155,703
Convertible preferred stock, par value (in Dollars per share)			$ 0.0001
Convertible preferred stock, shares issued			5,155,703
Convertible preferred stock, shares outstanding			5,155,703
Series A
Convertible preferred stock, shares authorized			24,614,402
Convertible preferred stock, shares issued			22,764,764
Convertible preferred stock, shares outstanding			22,764,764